TRADE AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
TRADE AND OTHER PAYABLES

As at June 30, 2018 and December 31, 2017, the Company had the following amounts due to creditors:

	June 30, 2018		December 31, 2017
	$		$

Trade Payables		140,738		119,013
Accrued Liabilities		58,232		31,200

		198,970		150,213